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          As filed with the Securities and Exchange Commission on April 30, 1997
                                                     1933 Act File No.  33-19740


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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

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                                     FORM N-3
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 10
                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                         POST-EFFECTIVE AMENDMENT NO. 1

                        MANAGED SECTORS VARIABLE ACCOUNT
                           (Exact Name of Registrant)


                   Sun Life Assurance Company of Canada (U.S.)
                           (Name of Insurance Company)

One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181 (617) 237-6030
          (Address of Insurance Company's Principal Executive Offices)


     Bonnie S. Angus, Secretary, Sun Life Assurance Company of Canada (U.S.)
                   50 Milk Street, Boston, Massachusetts  02109
                     (Name and Address of Agent for Service)

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
  It is proposed that this filing will become effective (check appropriate box)


/ / immediately upon filing pursuant to paragraph (b)
/X/ on April 30, 1997 pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(i)
/ / on [DATE] pursuant to paragraph (a)(i)
/ / 75 days after filing pursuant to paragraph (a)(ii)
/ / on [DATE] pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment



Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities under the Securities Act of 1933. The Rule 24f-2 Notice for the Registrant's fiscal year ended December 31, 1996 was filed on February 28, 1997.


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The following items are herein incorporated by reference to those items filed by the Money Market Variable Account (File No. 2-79141) in Post-Effective Amendment No. 22, filed with the SEC via EDGAR on April 29, 1997:


     Cross-Reference Pages
     Compass 2 Prospectus dated May 1, 1997
     Compass 2 and 3 Statement of Additional Information dated May 1, 1997
     Part C